Label	Element	Value
RBC BlueBay Short Duration Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC BlueBay Short Duration Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve a high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $500,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial intermediary and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 57 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $500,000 or more of Class A shares on which no front‑end sales charge was paid.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $500,000 in Class A shares of the RBC Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 500,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The Fund typically seeks to maintain a duration of three years or less. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities relative to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest in securities of both U.S. and foreign issuers. The Fund will normally invest in a portfolio of fixed income securities denominated in U.S. Dollars but may invest in securities denominated in currencies of other countries.
In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments.
The Advisor uses a bottom‑up, fundamental process combined with top‑down risk management tools designed to meet the objective of high level of current income consistent with preservation of capital over the long term. The Advisor will also make active allocation decisions by focusing on sector targets, yield curve exposure and duration of the Fund’s portfolio.
The Advisor’s credit analysis process includes a review of material Environmental, Social and Governance (ESG) factors. Material ESG factors are considered as part of the investment analysis of applicable fixed income securities and may help inform the Advisor’s portfolio construction decisions. The Advisor uses in‑house ESG research supplemented by external third-party ESG information.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of two indices. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The ICE BofA 1‑3 Year US Corporate & Government Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index. The returns for Class A shares will be different than the returns of Class I shares shown in the bar chart and performance table because fees and expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting https://us.rbcgam.com/mutual-funds/ or by calling 1‑800‑422‑2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of two indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The ICE BofA 1‑3 Year US Corporate & Government Index is the Fund’s additional index and is morerepresentative of the Fund’s investment universe than the regulatory index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑422‑2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.rbcgam.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the chart for the Class I Shares of the Fund:Best quarter:Q220204.78%Worst quarter:Q12020(2.80)% The year‑to‑date return of Class I shares as of June 30, 2024 was 2.24%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Before‑tax returns for Class A shares assume applicable maximum sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Due to new regulatory requirements, the Fund’s regulatory index has changed from the ICE BofA 1‑3 Year US Corporate & Government Index to the Bloomberg US Aggregate Bond Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold Fund shares through tax‑deferred arrangements, such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after‑tax returns for Class I shares only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Performance Table
The table below shows after‑tax returns for Class I shares only. Before‑tax returns for Class A shares assume applicable maximum sales charges. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold Fund shares through tax‑deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception dates of Class I shares and Class A shares of the Fund are December 30, 2013 and March 3, 2014, respectively. Performance shown for Class A shares prior to its inception date is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class A shares.

RBC BlueBay Short Duration Fixed Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of your investment in the Fund will change daily, which means that you could lose money.
RBC BlueBay Short Duration Fixed Income Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
RBC BlueBay Short Duration Fixed Income Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

RBC BlueBay Short Duration Fixed Income Fund | Credit Spread Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

RBC BlueBay Short Duration Fixed Income Fund | Issuer Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

RBC BlueBay Short Duration Fixed Income Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

RBC BlueBay Short Duration Fixed Income Fund | Investment Grade Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment Grade Securities Risk. The Fund primarily invests in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

RBC BlueBay Short Duration Fixed Income Fund | Mortgage Related Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related Securities Risk. Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the underlying residential mortgage loans. Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or maturity. The value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non‑payment.
Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility.

RBC BlueBay Short Duration Fixed Income Fund | Asset Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Asset-Backed Securities Risk. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.

RBC BlueBay Short Duration Fixed Income Fund | Prepayment Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall due to unanticipated levels of principal prepayments that can occur when interest rates decline.

RBC BlueBay Short Duration Fixed Income Fund | Reinvestment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Reinvestment Risk. Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.

RBC BlueBay Short Duration Fixed Income Fund | U S Government Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

RBC BlueBay Short Duration Fixed Income Fund | High Yield Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities, which are non‑investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

RBC BlueBay Short Duration Fixed Income Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

RBC BlueBay Short Duration Fixed Income Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The Fund’s assets are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. As a result, there is the risk that the values at which these investments are sold may be significantly different to the estimated fair values of these investments.

RBC BlueBay Short Duration Fixed Income Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. Derivatives and other similar instruments (collectively referred to as “derivatives”), including options contracts, futures contracts, forwards, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds), may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The performance of derivatives depends largely on the performance of their underlying asset, reference rate, or index; therefore, derivatives often have risks similar to those risks of the underlying asset, reference rate or index, in addition to other risks. However, the value of a derivative may not correlate perfectly with, and may be more sensitive to, market events than, the underlying asset, reference rate or index. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Over‑the‑counter (“OTC”) derivatives are traded bilaterally between two parties, which exposes the Fund to heightened liquidity risk, valuation risk and counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty, compared to other types of investments. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Certain derivatives are required to be exchange traded and/or cleared (which interposes a central clearinghouse to each participant’s derivative transaction) and are subject to margin requirements. Exchange trading, central clearing and margin requirements are intended to reduce counterparty credit risk and increase liquidity and transparency, but do not make a derivatives transaction risk-free and may subject the Fund to increased costs. The use of derivatives may not be successful, and certain of the Fund’s transactions in derivatives may not perform as expected, which may prevent the Fund from realizing the intended benefits, and could result in a loss to the Fund. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation, as well as liquidity risk. The use of derivatives is also subject to operational risk which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

RBC BlueBay Short Duration Fixed Income Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

RBC BlueBay Short Duration Fixed Income Fund | Net Asset Value NAV Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Net Asset Value (“NAV”) Risk. The Fund is not a money market fund, does not attempt to maintain a stable NAV, and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk, and other risks relevant to the Fund’s investments. The Fund’s NAV per share will fluctuate.

RBC BlueBay Short Duration Fixed Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
One Year	rr_ExpenseExampleYear01	$ 36
Three Years	rr_ExpenseExampleYear03	210
Five Years	rr_ExpenseExampleYear05	400
Ten Years	rr_ExpenseExampleYear10	$ 948
2014	rr_AnnualReturn2014	1.03%
2015	rr_AnnualReturn2015	1.25%
2016	rr_AnnualReturn2016	2.64%
2017	rr_AnnualReturn2017	2.12%
2018	rr_AnnualReturn2018	1.01%
2019	rr_AnnualReturn2019	5.45%
2020	rr_AnnualReturn2020	3.57%
2021	rr_AnnualReturn2021	(0.08%)
2022	rr_AnnualReturn2022	(3.87%)
2023	rr_AnnualReturn2023	6.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.80%)
Past Year	rr_AverageAnnualReturnYear01	6.55%
Past 5 Years	rr_AverageAnnualReturnYear05	2.25%
Past 10 Years	rr_AverageAnnualReturnYear10	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
RBC BlueBay Short Duration Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	1.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
One Year	rr_ExpenseExampleYear01	$ 195
Three Years	rr_ExpenseExampleYear03	534
Five Years	rr_ExpenseExampleYear05	896
Ten Years	rr_ExpenseExampleYear10	$ 1,916
Past Year	rr_AverageAnnualReturnYear01	4.77%
Past 5 Years	rr_AverageAnnualReturnYear05	1.86%
Past 10 Years	rr_AverageAnnualReturnYear10	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2014
RBC BlueBay Short Duration Fixed Income Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	4.95%
Past 5 Years	rr_AverageAnnualReturnYear05	1.23%
Past 10 Years	rr_AverageAnnualReturnYear10	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
RBC BlueBay Short Duration Fixed Income Fund | After Taxes on Distributions and Sale of Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	3.85%
Past 5 Years	rr_AverageAnnualReturnYear05	1.30%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
RBC BlueBay Short Duration Fixed Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 30, 2013)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	5.53%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	1.10%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	1.81%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013	[4]
RBC BlueBay Short Duration Fixed Income Fund | ICE BofA 1-3 Year US Corporate & Government Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 30, 2013)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	4.62%
Past 5 Years	rr_AverageAnnualReturnYear05	1.51%
Past 10 Years	rr_AverageAnnualReturnYear10	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.35% of the Fund’s average daily net assets for Class I shares and 0.45% for Class A shares. This expense limitation agreement is in place until July 31, 2025 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses previously waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.
[2]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $500,000 or more of Class A shares on which no front‑end sales charge was paid.
[3]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.
[4]	Due to new regulatory requirements, the Fund’s regulatory index has changed from the ICE BofA 1‑3 Year US Corporate & Government Index to the Bloomberg US Aggregate Bond Index.